Basis of Presentation and summary of significant accounting policies - Interest rate risk (Details) - Interest rate risk	12 Months Ended
Sep. 30, 2022 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	$ 12,000,000
Percentage of increase	1.00%
Annual interest expense	$ 120,000